Material accounting policy information - Summary of Intangible Assets Are Amortized On A Straight Line Basis (Details)	12 Months Ended
Dec. 31, 2023
Brand Names
Significant accounting policies
Estimated useful life (in years)	5 years
Customer base | Minimum
Significant accounting policies
Estimated useful life (in years)	5 years
Customer base | Maximum
Significant accounting policies
Estimated useful life (in years)	10 years
Technology | Minimum
Significant accounting policies
Estimated useful life (in years)	2 years
Technology | Maximum
Significant accounting policies
Estimated useful life (in years)	10 years